Discontinued Operations (Schedule of Assets Used In Discontinued Operations) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Accounts receivable, net	$ 39	$ 3,281
Prepaid expenses	0	150
Current assets of discontinued operations	39	3,431
Non-current assets:
Property and equipment, net	0	114
Intangible assets, net	0	2,630
Goodwill	0	11,111
Other assets	0	40
Non-current assets of discontinued operations	$ 0	$ 13,895